Labor and social security liabilities - Summary of Labor and social security liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Labor and Social Security Liabilities [Abstract]
Accrued Annual Payment, Charge On Social	R$ 494,706	R$ 435,915
Labor Liabilities	123,154	114,135
Total labor and social security liabilities	617,860	550,050
Payroll And Social Security Liabilities, Current	578,345	515,749
Payroll And Social Security Liabilities, Non-Current	R$ 39,515	R$ 34,301